INCOME TAX	12 Months Ended
Jun. 30, 2024
Major components of tax expense (income) [abstract]
INCOME TAX
18.2 DEFERRED TAX

Amounts in R million	2024	2023

Included in the statement of financial position as follows:
Deferred tax assets	23.4	32.8
Deferred tax liabilities	(958.0)	(560.7)

Net deferred tax liabilities	(934.6)	(527.9)

Reconciliation of the deferred tax balance:
Balance at the beginning of the year	(527.9)	(437.4)
Recognised in profit or loss	(388.6)	(118.7)
Recognised in other comprehensive income	(0.1)	0.7
Recognised in equity	(18.0)	27.5

Balance at the end of the year	(934.6)	(527.9)

The detailed components of the net deferred tax liabilities which result from the differences between the amounts of assets and liabilities recognised for financial reporting and tax purposes are:
Amounts in R million	2024	2023

Deferred tax liabilities
Property, plant and equipment (excluding unredeemed capital allowances)	(1,075.1)	(659.7)
Environmental rehabilitation obligation and other funds	(103.4)	(76.3)
Other investments	(1.6)	(0.6)

Gross deferred tax liabilities	(1,180.1)	(736.6)

Deferred tax assets
Environmental rehabilitation obligation	159.0	113.9
Other provisions[1]	73.0	81.0
Other temporary differences[2]	7.4	9.0
Estimated tax losses	6.1	4.8

Gross deferred tax assets	245.5	208.7

Net deferred tax liabilities	(934.6)	(527.9)
[1] Includes the temporary differences on the equity settled share-based payment
[2] Includes the temporary differences on the lease liability

Deferred tax assets have not been recognised in respect of the following:

Amounts in R million	2024	2023

Estimated tax losses	17.1	17.2
Estimated tax losses - Capital nature	313.6	313.6
Unredeemed capital expenditure	244.4	252.0

Deferred tax assets for tax losses, unredeemed capital expenditure and capital losses have not been recognised where future taxable profits against which these can be utilised are not anticipated. These do not have an expiry date. A maximum of R1 million or 80% of assessed losses (whichever is greater) is permitted to be set-off per year against taxable income.